Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
CURRENT ASSETS:
Cash	$ 1,041,318	$ 230,563
Investment in films-current	885,800	885,800
Accounts receivable – third parties, net	29,699,601	22,174,192
Accounts receivable – related parties, net	379,710	2,128,750
Advances to suppliers	7,885,942	12,697,192
Digital assets	140,586	140,586
Prepaid expenses and other current assets	3,374,795	2,025,820
TOTAL CURRENT ASSETS	43,407,752	40,932,053
Property and equipment, net	1,217,087	465,378
Equity investment	10,027,856	54,289
Investment in film, non-current	535,857	535,857
Operating right-of-use asset	42,266,949	35,273
Deferred tax assets
Other non-current assets	746,229	211,907
TOTAL ASSETS	98,201,730	42,234,757
CURRENT LIABILITIES:
Short-term bank loans	4,507,282	4,251,982
Long-term bank loans –current portion	413,738	415,566
Accounts payable – third parties	10,735,511	11,807,997
Accounts payable – related parties	10,159
Contract liability – third parties	607,725	265,577
Contract liability – related parties	1,178,003	2,906,209
Taxes payable	4,137,545	4,117,521
Accrued liabilities and other payables – third parties	508,936	190,480
Accrued liabilities and other payables – related parties	1,545,435	1,390,515
Operating lease liability – current	39,730	45,269
TOTAL CURRENT LIABILITIES	23,684,064	25,391,116
Long-term bank loans – non-current	1,304,920	1,518,467
Other long-term liabilities	547,998
Operating lease liability – non-current	43,817,804
TOTAL LIABILITIES	69,354,786	26,909,583
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares (par value $0.01 per share; 64,400,000 Class A ordinary shares authorized; 14,362,733 and 3,362,733 Class A ordinary shares issued and outstanding as of December 31, 2024 and June 30, 2024, respectively; 10,600,000 Class B ordinary shares authorized, 576,308 Class B ordinary shares issued and outstanding as of December 31, 2024 and June 30, 2024, 1,000,000 Class C ordinary shares authorized, nil Class C shares issued and outstanding as of December 31, 2024 and June 30, 2024)	149,390	39,390
Subscription receivable	(15,441)	(15,441)
Additional paid-in capital	53,413,337	42,459,143
Statutory reserve	1,538,443	1,538,443
Retained earnings	(24,466,310)	(27,006,989)
Accumulated other comprehensive (loss) income	(1,805,707)	(1,705,614)
TOTAL POP CULTURE GROUP CO., LTD SHAREHOLDERS’ EQUITY	28,813,712	15,308,932
Non-controlling interests	33,232	16,242
TOTAL SHAREHOLDERS’ EQUITY	28,846,944	15,325,174
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	98,201,730	42,234,757
Related Party
CURRENT ASSETS:
Due from related parties		$ 649,150